Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 3,310
2027	12,837
2028	18,666
2029	18,615
2030	18,615
2031 and thereafter	114,252
Total	$ 186,295